Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions
Schedule of provisions

(in thousands of euros)	January 1, 2018	Additions	Reversals	December 31, 2018
CIR 2013-2015	477	—	(119)	358
Long‑term provisions	477	—	(119)	358
Payroll taxes 2016-2017	—	1,140	—	1,140
Short‑term provisions	—	1,140	—	1,140
Total Provisions	477	1,140	(119)	1,498

	January 1,			December 31,
(in thousands of euros)	2019	Additions	Reversals	2019
CIR 2013-2015	358	—	—	358
CIR 2017	—	216	—	216
Long‑term provisions	358	216	—	574
Payroll taxes 2016-2018	1,140	123	—	1,264
Short‑term provisions	1,140	123	—	1,264
Total Provisions	1,498	339	—	1,837

(in thousands of euros)	January 1, 2020	Additions	Reclassification	December 31, 2020
CIR 2013-2015	358	1,139	—	1,497
CIR 2017	216	665	—	880
Long‑term provisions	574	1,804	—	2,377
Payroll taxes 2016-2018	1,264	90	(1,224)	130
Short‑term provisions	1,264	90	(1,224)	130
Total Provisions	1,837	1,894	(1,224)	2,507